Contingent Liabilities and Financial Commitments - General Litigation Overview - Schedule of Categories of Tobacco Related Actions Pending Against Group Companies (Details) - Case	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Change in Number Increase/(Decrease)	24
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Change in Number Increase/(Decrease)	(495)
Broin II Cases
Disclosure Of Commitments And Contingencies [Line Items]
Change in Number Increase/(Decrease)	(178)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Change in Number Increase/(Decrease)	(7)
US Tobacco Related Actions | Medical Reimbursement Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	2	2
Change in Number Increase/(Decrease)	0
US Tobacco Related Actions | Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	19	20
Change in Number Increase/(Decrease)	(1)
US Tobacco Related Actions | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	135	111
Change in Number Increase/(Decrease)	24
US Tobacco Related Actions | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	1,773	2,268
Change in Number Increase/(Decrease)	(495)
US Tobacco Related Actions | Broin II Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	1,228	1,406
Change in Number Increase/(Decrease)	(178)
US Tobacco Related Actions | Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	51	58
Change in Number Increase/(Decrease)	(7)
US Tobacco Related Actions | State Settlement Agreements – Enforcement and Validity
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	4	2
Change in Number Increase/(Decrease)	2
Non-US Tobacco Related Actions | Medical Reimbursement Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	18	19
Change in Number Increase/(Decrease)	(1)
Non-US Tobacco Related Actions | Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	13	13
Change in Number Increase/(Decrease)	0
Non-US Tobacco Related Actions | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2019	81	107
Change in Number Increase/(Decrease)	(26)